Shareholder Report, Line Graph (Details) - USD ($)	Nov. 16, 2016	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
C000168965
Account Value [Line Items]
Line Graph and Table Measure Name	Princeton Premium Fund
Account Value	$ 9,425	$ 13,837	$ 13,347	$ 12,475	$ 12,241	$ 10,432	$ 10,417	$ 10,193	$ 10,160
C000168967
Account Value [Line Items]
Line Graph and Table Measure Name	Princeton Premium Fund
Account Value	$ 100,000	149,856	144,054	134,447	131,416	111,709	111,342	108,649	108,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	30,379	22,280	18,320	21,673	16,671	14,478	13,887	11,778
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 100,000	$ 303,793	$ 222,802	$ 183,199	$ 216,732	$ 166,710	$ 144,778	$ 138,871	$ 117,776